Pensions and other post-retirement benefits - Details of assumptions used to estimate benefit obligations (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United Kingdom
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	2.90%	2.50%	2.70%
Rate of increase in salaries	3.80%	4.10%	4.60%
Rate of increase for pensions in payment	3.00%	2.90%	3.00%
Rate of increase in deferred pensions	3.00%	2.90%	3.00%
Inflation for plan liabilities	3.10%	3.10%	3.20%
Discount rate for plan service cost	2.60%	2.70%	4.00%
Discount rate for plan other finance expense	2.50%	2.70%	3.90%
Inflation for plan service cost	3.10%	3.20%	3.10%
US
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	4.10%	3.50%	3.90%
Rate of increase in salaries	3.90%	4.10%	4.20%
Rate of increase for pensions in payment	0.00%	0.00%	0.00%
Rate of increase in deferred pensions	0.00%	0.00%	0.00%
Inflation for plan liabilities	1.50%	1.70%	1.80%
Discount rate for plan service cost	3.60%	4.10%	4.20%
Discount rate for plan other finance expense	3.50%	3.90%	4.00%
Inflation for plan service cost	1.70%	1.80%	1.50%
Eurozone
Disclosure of defined benefit plans [line items]
Discount rate for plan liabilities	2.00%	1.90%	1.70%
Rate of increase in salaries	3.10%	3.00%	3.00%
Rate of increase for pensions in payment	1.50%	1.40%	1.50%
Rate of increase in deferred pensions	0.50%	0.60%	0.50%
Inflation for plan liabilities	1.70%	1.60%	1.60%
Discount rate for plan service cost	2.40%	2.10%	2.70%
Discount rate for plan other finance expense	1.90%	1.70%	2.40%
Inflation for plan service cost	1.60%	1.60%	1.80%